Note 7 - Deposits (Detail) - Certificates of Deposit by Maturity (USD $)	Dec. 31, 2012
2013	$ 90,458,398
2014	32,391,050
2015	14,397,163
2016	7,192,495
2017	5,067,428
Thereafter	508,659
$ 150,015,193